Related Party Transactions (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction
Amounts due from related parties	$ 1,075,236	$ 1,824,436
TCL Corporation | Ying Wu
Related Party Transaction
Amounts due from related parties	54,885
Shanghai the Dream Network Technology | Jason Nanchun Jiang
Related Party Transaction
Amounts due from related parties	429,932
Huayi Brothers Media Corporation | Jason Nanchun Jiang
Related Party Transaction
Amounts due from related parties	26,155
Ctrip.com | Neil Nanpeng Shen
Related Party Transaction
Amounts due from related parties	181,339
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction
Amounts due from related parties	126,998	305,928
Tea Care Group Ltd. | Fumin Zhuo
Related Party Transaction
Amounts due from related parties		61,803
China Vanke Co., Ltd. | Daqing Qi
Related Party Transaction
Amounts due from related parties	139,662	160,013
Redbaby.com | Jason Nanchun Jiang
Related Party Transaction
Amounts due from related parties		1,021,150
Juewei Foods, Inc. | Jason Nanchun Jiang
Related Party Transaction
Amounts due from related parties	74,163	108,985
Fosun International Limited | Major Shareholder
Related Party Transaction
Amounts due from related parties	$ 42,102	$ 166,557